SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments Held in Trust Account (Details) - Spring Valley Acquisition III - USD ($)	10 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Redeemable preferred shares
Investment maturity term	185 days
Maximum percentage of interest earned on the Trust Account	5.00%
Available amount for withdrawal from Trust Account	$ 140,482	$ 334,518
Withdrawal of funds from Trust Account	$ 0